METROPOLITAN LIFE INSURANCE COMPANY
Paragon Separate Account B
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE LIFE INSURANCE POLICIES
(Multi Manager II)
Supplement Dated July 21, 2023, to the
Summary Prospectus for New Investors,
Updating Summary Prospectus and
Prospectus each dated
May 1, 2023
This Supplement adds certain information contained in each of the May 1, 2023 Prospectus, Updating Summary Prospectus and New Investor Summary Prospectus, as applicable (the “Prospectus”) for the Multi Manager II variable life insurance policies. You should read and retain this Supplement with your Prospectus.
Starting July 28, 2023, the MFS
®
Growth Series (the “Portfolio”) is available to you as an investment option under your Policy.
†
Accordingly, the following information regarding the Portfolio is added to Appendix A of your Prospectus:

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MFS ® Growth Series* - Initial Class Massachusetts Financial Services Company	0.74%	-31.63%	9.57%	13.05%
†
Premium payments and transfer requests received before July 28, 2023 will be considered not in good
order and will be returned to you.
*The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
This Supplement should be read and retained for future reference.
Book 233 –
333-133675-
C000034619